Share equity incentive plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of options activity
The following table summarizes share option activity for the years ended December 31, 2023 and 2024:

	2023			2024

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Outstanding at the beginning of the year	8,362,930	$2.28	5.25	7,351,711	$2.21	4.04
Granted	—	—	—	—	—	—
Exercised	(863,494)	2.67	—	(2,167,781)	2.14	—
Forfeited	(147,725)	3.45	—	(39,710)	5.41	—
Outstanding at the end of the year	7,351,711	$2.21	4.04	5,144,220	$2.21	3.50
Exercisable at the end of the year	6,844,376	$2.15	3.83	5,088,188	$2.19	3.47

Schedule of RSU activity
The following table summarizes RSU (including PRSU) activity for the years ended December 31, 2023 and 2024:

	2023		2024
	Number of RSUs	Weighted Average Fair Value at Grant Date	Number of RSUs	Weighted Average Fair Value at Grant Date

Outstanding and unvested at the beginning of the year	2,866,980	$12.06	4,003,336	$8.16
Granted	2,820,708	6.54	3,481,480	7.38
Vested	(1,060,404)	11.83	(1,524,730)	8.44
Forfeited	(623,948)	10.90	(935,132)	8.26
Outstanding and unvested at the end of the year	4,003,336	8.16	5,024,954	7.52

Schedule of expenses capitalized
The following table summarizes the share-based compensation recorded in each line item in the accompanying consolidated statements of comprehensive income (loss):

	Year Ended December 31,
	2022	2023	2024

Cost of revenue	$599	$635	$812
Research and development	5,287	5,782	5,511
Sales and marketing	5,995	5,196	4,273
General and administrative	5,106	6,514	7,019
Total	$16,987	$18,127	$17,615